Derivative Liability and Expense - Schedule of Derivative Liability (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended
	Oct. 26, 2020	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Derivative Liability [Abstract]
Beginning balance	$ 937,500	$ 1,908,100	$ 937,500	$ 548,200	$ 0		$ 0
Initial recognition of derivative liability					526,800
Change in fair value	970,600		(970,600)	389,300	21,400		(1,702,100)
Conversion of note		(1,908,100)
Ending balance	$ 1,908,100	$ 0	$ 0	$ 937,500	$ 548,200		$ 0